Deposits for Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Deposits for Non-Current Assets

Deposits for non-current assets consist of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Deposits for purchases of property, plant and equipment *	73,621	98,118	15,814
Others **	29,600	29,600	4,770

	103,221	127,718	20,584
Reserve for unrecoverable deposits	(26,552)	(26,552)	(4,279)

	76,669	101,166	16,305

	For the Years Ended December 31,
	2013	2014	2014
	RMB	RMB	US$
Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	26,552	26,552	4,279
Provisions for the year	—	—	—

Balance at end of the year	26,552	26,552	4,279

*	The amount represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2014, the remaining contractual obligations associated with these purchase contracts are approximately RMB30,663(US$4,942) which is included in the amount disclosed as purchase commitments in note 25.
**	On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang’an Information Industry (Group) Co., Ltd., to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2013 and 2014 pursuant to this arrangement amounted to RMB29,600 and RMB29,600(US$4,711), respectively. As at December 31, 2014, the proton treatment center has not commenced operations. Management expects to convert it into the equity investment of the proton treatment center in the future.